Derivatives Assets And Liabilities Subject To Enforceable Master Netting Arrangement (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net amounts presented in the balance sheet, derivatives assets		$ 15,064	$ 4,516
Net amounts presented in the balance sheet, derivatives liabilities		(7,956)	(4,894)
Net amounts presented in the balance sheet, net derivatives		(186,286)	(134,603)
Derivative Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives assets		15,064	4,516
Gross amounts offset in the balance sheet, derivatives assets		0	0
Net amounts presented in the balance sheet, derivatives assets		15,064	4,516
Gross amounts not offset in the balance sheet, financial instruments, derivative assets	[1]	(7,907)	(3,682)
Gross amounts not offset in the balance sheet, collateral pledged/received		(4,121)	(7)
Net amount, derivatives assets		3,036	827
Derivative Liabilities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives liabilities		(7,910)	(4,894)
Gross amounts offset in the balance sheet, derivatives liabilities		0	0
Net amounts presented in the balance sheet, derivatives liabilities		(7,910)	(4,894)
Gross amounts not offset in the balance sheet, financial instruments, derivative liabilities	[1]	7,907	3,682
Gross amounts not offset in the balance sheet, collateral pledged/received			1,195
Net amount, derivatives liabilities		(3)	(17)
Derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, net derivatives		7,154	(378)
Net amounts presented in the balance sheet, net derivatives		7,154	(378)
Gross amounts not offset in the balance sheet, collateral pledged/received		(4,121)	1,188
Net amount		$ 3,033	$ 810

[1]	Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.